28) Intangible assets and goodwill (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance on		R$ 14,669,464	R$ 14,724,647	R$ 16,128,548
Additions/(reductions)		4,245,081	2,696,067
Impairment	[1]	(1,339,340)	(971,583)
Amortization		(2,960,924)	(3,128,385)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance on		7,093,544	5,327,901	5,576,068
Additions/(reductions)	[2]	1,765,643	7,134
Impairment	[1],[2]		(255,301)
Amortization	[2]
Acquisition of financial service rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance on		3,631,848	4,487,898	4,795,136
Additions/(reductions)	[2]	791,047	1,525,833
Impairment	[1],[2]	(320,726)	(519,749)
Amortization	[2]	(1,326,371)	(1,313,322)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance on		3,520,872	3,127,388	3,241,280
Additions/(reductions)	[2]	1,373,474	1,195,049
Impairment	[1],[2]	(258,998)	(196,533)
Amortization	[2]	(720,992)	(1,112,408)
Customer portfolio [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance on		367,890	1,752,759	2,494,003
Additions/(reductions)	[2]		(43,589)
Impairment	[1],[2]	(759,616)
Amortization	[2]	(625,253)	(697,655)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance on		55,310	28,701	R$ 22,061
Additions/(reductions)	[2]	314,917	11,640
Impairment	[1],[2]
Amortization	[2]	R$ (288,308)	R$ (5,000)

[1]	Impairment losses were recognized in the consolidated statement of income, within Other operating income/(expenses);
[2]	Rate of amortization: acquisition of banking rights - in accordance with contract agreement; software - 20%; Customer portfolio - up to 20%; and others - 20%;